Panda Interests - Schedule of Profits Interest (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Panda Interests
Panda units granted			26.2
Fair value per unit on grant date			$ 67,690
Grant date fair value			1,773
Change in fair value of Panda interests		$ 148	198
Fair value	$ 1,971	$ 2,119	$ 1,971